Property, Plant and Equipment - Schedule of Movements in Property, Plant and Equipment, Net (Details) € in Thousands	Jun. 30, 2023 EUR (€)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	€ 144
Ending balance	€ 112